Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
Overview
. As discussed above, the Compensation Committee intends to continue to make regular grants of equity that incentivize performance and have retentive effect. All such equity awards will be made under the 2023 Incentive Plan. Our practice in granting equity is to determine the total number of shares to be granted under the 2023 Incentive Plan in a certain year based on the estimated expense to the Company of the awards and the earnings per share impact of that expense, as well as the total number of shares available for grant under the 2023 Incentive Plan. The Compensation Committee then allocates this pool of shares among the participants based on level and performance and considerations such as retention and competitive compensation levels. We do not select grant dates based upon the public release of material information about the Company, and the proximity of the grant date of any award to the date on which we announce such information is coincidental.
Timing of Equity Grants
. We have not granted stock options as part of our equity compensation program since 2020, but the Compensation Committee may decide to do so again in the future. The Committee does not take into account material, non-public information in determining the timing and terms of equity-based awards, and we have not timed the disclosure of material, non-public information for the purposes of affecting the value of executive compensation. No stock options were issued to executive officers in 2025 during any period beginning four business days before the filing of a periodic report or current report disclosing material, non-public
information and ending one business day after the filing or furnishing of such report with the SEC.

Award Timing Method	We have not granted stock options as part of our equity compensation program since 2020, but the Compensation Committee may decide to do so again in the future. The Committee does not take into account material, non-public information in determining the timing and terms of equity-based awards, and we have not timed the disclosure of material, non-public information for the purposes of affecting the value of executive compensation. No stock options were issued to executive officers in 2025 during any period beginning four business days before the filing of a periodic report or current report disclosing material, non-public
information and ending one business day after the filing or furnishing of such report with the SEC.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false